CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Profit before tax	$ 519,818,469	$ 580,232,641	$ 897,562,384
Adjustments and other non-cash items	(1,851,950,456)	(641,361,774)	(3,347,947,066)
Depreciation and amortization	111,138,349	104,727,608	82,149,812
Net impairment loss of financial assets	729,389,894	382,024,738	382,719,950
Accrued interest	(2,994,239,277)	(3,845,004,956)	(4,660,352,154)
Exchange rate	(341,690,609)	712,796,039	(1,641,030,429)
Loss on net monetary position	571,171,770	1,869,623,082	2,374,269,202
Other adjustments	72,279,417	134,471,715	114,296,553
Net increases (decreases) in operating assets:	(10,121,271,996)	(11,551,839,416)	(13,360,239,042)
Financial assets at fair value through profit or loss (FVTPL)	(340,390,192)	178,788,103	(828,845,785)
Financial assets at amortized cost
Other financial assets	(246,713,844)	(770,464,715)	(728,080,044)
Loans and advances to financial institutions	(201,202,792)	(58,248,269)	(43,753,027)
Loans and advances to customers	(8,023,955,540)	(8,880,370,125)	(6,130,745,512)
Loans and advances to government sector	(2,595,717)	(1,514,252)	(1,417,770)
Loans and advances to central bank	0	0	76,007
Reverse repurchase agreements	0	1,377,064,056	(4,360,086,771)
Debt securities	(382,629,604)	39,473,840	97,235,455
Financial assets at fair value through other comprehensive income	(924,448,146)	(3,308,809,862)	(1,234,553,237)
Other assets	663,839	(127,758,192)	(130,068,358)
Net increases (decreases) in operating liabilities:	9,407,107,699	11,612,195,554	13,059,845,135
Financial liabilities at amortized cost
Deposits from financial institutions	5,115,285	22,602,465	9,797,799
Deposits from customers	7,791,807,081	10,044,971,402	10,344,023,210
Deposits from government sector	388,690,312	271,760,230	96,338,549
Repurchase agreements	484,978,836	10,563,568	(15,331,561)
Financial liabilities at FVTPL	10,168,110	(19,398,316)	41,255,757
Other financial liabilities	726,348,075	1,281,696,205	2,583,761,381
Income tax paid	(20,787,168)	(361,727,897)	(20,229,191)
Interest received	4,786,812,016	6,229,747,260	8,936,110,766
Interest paid	(1,719,435,302)	(2,461,008,424)	(4,442,805,007)
Total cash flows generated by operating activities	1,000,293,262	3,406,237,944	1,722,297,979
Cash flows from investing activities
Payments:	(244,390,334)	(218,408,805)	(126,498,206)
Purchase of property and equipment, intangible assets and other assets	(216,833,693)	(216,430,025)	(120,739,244)
Acquistion of a subsidiary, net of cash acquired	(25,543,084)	0	0
Other payments related to investment activities	(2,013,557)	(1,978,780)	(5,758,962)
Collections:	3,820,010	4,780,425	3,332,953
Dividends received	3,820,010	4,780,425	3,332,953
Total cash flows used in investing activities	(240,570,324)	(213,628,380)	(123,165,253)
Cash flows from financing activities
Payments:	(33,433,435)	(136,396,506)	(117,106,746)
Dividends	(17,004,451)	(119,195,329)	(797,306)
Payment of lease liabilities	(16,428,984)	(17,201,177)	(17,839,765)
Financing by local financial institutions	0	0	(98,469,675)
Collections:	973,300,716	300,031,252	41,315,629
Debt securities issued	411,215,685	116,474,963	38,925,831
Financing by local financial institutions	359,078,613	134,119,228	0
Other collections related to financing activities	203,006,418	49,437,061	2,389,798
Total cash flows generated/(used in) by financing activities	939,867,281	163,634,746	(75,791,117)
Effect of exchange rate changes on cash and cash equivalents	341,690,609	(712,796,039)	1,641,030,429
Inflation effect on cash and cash equivalents	(1,003,131,090)	(2,202,662,658)	(2,533,281,293)
Total changes in cash and cash equivalents	1,038,149,738	440,785,613	631,090,745
Cash and cash equivalents at the beginning of the year (Note 4)	3,714,135,212	3,273,349,599	2,642,258,854
Cash and cash equivalents at the end of the year (Note 4)	$ 4,752,284,950	$ 3,714,135,212	$ 3,273,349,599